Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Assets	$ 282,795		$ 282,220
Liabilities	174,858		175,481
Equity	107,937	$ 102,448	$ 106,739	$ 105,913
Profit (loss)	$ 11,316	$ 7,618
Interconexin Elctrica S.A. ESP | ATP Tower Holdings
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	USD
Activity, associate	Telecommunications transport
Geographic area of operations, associate	United States
Ownership interest, associate	24.70%
Assets	$ 3,942
Liabilities	2,826
Equity	1,116
Profit (loss)	$ 7
Interconexin Elctrica S.A. ESP | Interligacao Eletrica do Madeira
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	51.00%
Assets	$ 4,785
Liabilities	1,747
Equity	3,038
Profit (loss)	$ 207
Interconexin Elctrica S.A. ESP | Interligacao Electrica Garanhuns
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	51.00%
Assets	$ 1,117
Liabilities	278
Equity	839
Profit (loss)	$ 55
Interconexin Elctrica S.A. ESP | Interligacao Electrica Paraguacu
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	50.00%
Assets	$ 1,217
Liabilities	675
Equity	542
Profit (loss)	$ 48
Interconexin Elctrica S.A. ESP | Interligacao Electrica Aimores
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	50.00%
Assets	$ 784
Liabilities	418
Equity	366
Profit (loss)	$ 33
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Ivai
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	50.00%
Assets	$ 3,263
Liabilities	2,378
Equity	885
Profit (loss)	$ 76
Interconexin Elctrica S.A. ESP | Transmissora Alianca de Energia Eletrica
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	BRL
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Brazil
Ownership interest Ecopetrol, joint venture	14.88%
Assets	$ 13,745
Liabilities	8,374
Equity	5,371
Profit (loss)	$ 626
Interconexin Elctrica S.A. ESP | Interconexion Electrica Colombia Panama-Panama
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	USD
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Panama
Ownership interest Ecopetrol, joint venture	50.00%
Assets	$ 5
Liabilities	1
Equity	4
Profit (loss)	$ (4)
Interconexin Elctrica S.A. ESP | Interconexion Electrica Colombia Panama-Colombia
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	COP
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Colombia
Ownership interest Ecopetrol, joint venture	1.17%
Interconexin Elctrica S.A. ESP | Transnexa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	USD
Activity, joint venture	Telecommunications transport
Geographic area of operations, joint venture	Ecuador
Ownership interest Ecopetrol, joint venture	49.85%
Interconexin Elctrica S.A. ESP | Derivex
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	COP
Activity, joint venture	Manage the negotiation system of operations on derivative financial instruments of electrical energy
Geographic area of operations, joint venture	Colombia
Ownership interest Ecopetrol, joint venture	39.88%
Assets	$ 3
Equity	$ 3
Interconexin Elctrica S.A. ESP | Conexion Kimal Lo Aguirre S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	CLP
Activity, joint venture	Energy transport
Geographic area of operations, joint venture	Chile
Ownership interest Ecopetrol, joint venture	33.33%
Assets	$ 2,789
Liabilities	2,089
Equity	$ 700
Interconexin Elctrica S.A. ESP | Consorcio Electrico YAPAY S.A
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	USD
Activity, joint venture	Electric power
Geographic area of operations, joint venture	Peru
Ownership interest Ecopetrol, joint venture	50.00%
Assets	$ 566
Liabilities	521
Equity	45
Profit (loss)	$ (3)
Interconexin Elctrica S.A. ESP | PA Energa para la paz
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Functional Currency	COP
Activity, joint venture	Trust - Special Purpose Entity
Geographic area of operations, joint venture	Colombia
Ownership interest Ecopetrol, joint venture	55.79%
Assets	$ 19
Liabilities	2
Equity	$ 17
Interconexin Elctrica S.A. ESP | Consorcio Transmantaro
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Peru
Ownership interest, subsidiary	60.00%
Assets	$ 6,755
Liabilities	5,174
Equity	1,581
Profit (loss)	$ 197
Interconexin Elctrica S.A. ESP | Interligacao Electrica Evrecy
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 496
Liabilities	50
Equity	446
Profit (loss)	$ 29
Interconexin Elctrica S.A. ESP | Fundo de Investimento Assis
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Trust - Special Purpose Entity
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 16
Equity	16
Profit (loss)	$ 1
Interconexin Elctrica S.A. ESP | Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Trust - Special Purpose Entity
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 303
Equity	303
Profit (loss)	$ 9
Interconexin Elctrica S.A. ESP | Fundo de Investimento Referenciado di Bandeirantes
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Trust - Special Purpose Entity
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	31.05%
Assets	$ 304
Equity	304
Profit (loss)	$ 9
Interconexin Elctrica S.A. ESP | Fundo de Investimento Xavantes Referenciado di
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Trust - Special Purpose Entity
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	9.54%
Assets	$ 236
Equity	236
Profit (loss)	$ 23
Interconexin Elctrica S.A. ESP | Interconexiones Viales
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Aguapei
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 573
Liabilities	159
Equity	414
Profit (loss)	$ 28
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Biguacu
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 388
Liabilities	49
Equity	339
Profit (loss)	$ 26
Interconexin Elctrica S.A. ESP | Interligacao Eletrica De Minas Gerais
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 478
Liabilities	51
Equity	427
Profit (loss)	$ 29
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itapura
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 156
Liabilities	19
Equity	137
Profit (loss)	$ 12
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaquere
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 475
Liabilities	54
Equity	421
Profit (loss)	$ 33
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaunes
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 457
Liabilities	71
Equity	386
Profit (loss)	$ 31
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Norte E Nordeste
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 395
Liabilities	86
Equity	309
Profit (loss)	$ 23
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Pinheiros
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 54
Liabilities	6
Equity	48
Profit (loss)	$ 3
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Riacho Grande
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 784
Liabilities	74
Equity	710
Profit (loss)	$ 63
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Serra Do Japi
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 343
Liabilities	43
Equity	300
Profit (loss)	$ 24
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Sul
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 182
Liabilities	21
Equity	161
Profit (loss)	$ 10
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Tibagi
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 276
Liabilities	32
Equity	244
Profit (loss)	$ 19
Interconexin Elctrica S.A. ESP | Internexa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Information and communications technologies
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	99.60%
Assets	$ 685
Liabilities	452
Equity	233
Profit (loss)	$ 34
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 6 S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 154
Liabilities	23
Equity	131
Profit (loss)	$ 12
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 8 S.A
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 223
Liabilities	31
Equity	192
Profit (loss)	$ 12
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 9 S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 423
Liabilities	43
Equity	380
Profit (loss)	$ 34
Interconexin Elctrica S.A. ESP | Internexa Peru
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Information and communications technologies
Functional Currency	USD
Geographic area of operations, subsidiary	Peru
Ownership interest, subsidiary	99.71%
Assets	$ 263
Liabilities	201
Equity	62
Profit (loss)	$ 10
Interconexin Elctrica S.A. ESP | ISA Bolivia
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Bolivia
Ownership interest, subsidiary	100.00%
Assets	$ 75
Liabilities	5
Equity	70
Profit (loss)	$ 6
Interconexin Elctrica S.A. ESP | ISA Capital Do Brasil
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	100.00%
Assets	$ 5,412
Liabilities	(1)
Equity	5,413
Profit (loss)	$ 371
Interconexin Elctrica S.A. ESP | ISA CTEEP
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	35.82%
Assets	$ 32,298
Liabilities	17,464
Equity	14,834
Profit (loss)	$ 1,020
Interconexin Elctrica S.A. ESP | ISA Interchile
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 5,019
Liabilities	3,738
Equity	1,281
Profit (loss)	$ 20
Interconexin Elctrica S.A. ESP | ISA Intercolombia
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	100.00%
Assets	$ 507
Liabilities	374
Equity	133
Profit (loss)	$ 32
Interconexin Elctrica S.A. ESP | Hub Digital de Servicios ISA S.A.S
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Digital service
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	100.00%
Assets	$ 83
Liabilities	32
Equity	51
Profit (loss)	$ 8
Interconexin Elctrica S.A. ESP | ISA Intervial Chile
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 4,807
Liabilities	542
Equity	4,265
Profit (loss)	$ 348
Interconexin Elctrica S.A. ESP | ISA Intervial Colombia
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	100.00%
Assets	$ 1
Equity	$ 1
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile SpA
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	USD
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 2,668
Liabilities	962
Equity	1,706
Profit (loss)	$ 19
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile Vias SpA
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 4,272
Equity	4,272
Profit (loss)	$ 348
Interconexin Elctrica S.A. ESP | ISA Inversiones Costera Chile
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 179
Liabilities	187
Equity	(8)
Profit (loss)	$ 22
Interconexin Elctrica S.A. ESP | ISA Inversiones Tolten
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 3
Equity	$ 3
Interconexin Elctrica S.A. ESP | ISA Investimentos E Participacoes
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Investment vehicle
Functional Currency	BRL
Geographic area of operations, subsidiary	Brazil
Ownership interest, subsidiary	100.00%
Assets	$ 941
Liabilities	35
Equity	906
Profit (loss)	$ 84
Interconexin Elctrica S.A. ESP | ISA Peru
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Peru
Ownership interest, subsidiary	99.98%
Assets	$ 816
Liabilities	654
Equity	162
Profit (loss)	$ 21
Interconexin Elctrica S.A. ESP | ISA REP
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Peru
Ownership interest, subsidiary	60.00%
Assets	$ 1,460
Liabilities	1,063
Equity	397
Profit (loss)	$ 131
Interconexin Elctrica S.A. ESP | ISA Transelca
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	100.00%
Assets	$ 1,911
Liabilities	1,163
Equity	748
Profit (loss)	$ 107
Interconexin Elctrica S.A. ESP | Linear Systems RE
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Other businesses
Functional Currency	USD
Geographic area of operations, subsidiary	Bermudas
Ownership interest, subsidiary	100.00%
Assets	$ 206
Liabilities	160
Equity	46
Profit (loss)	$ 4
Interconexin Elctrica S.A. ESP | Proyectos De Infraestructura Del Peru
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Peru
Ownership interest, subsidiary	100.00%
Assets	$ 16
Equity	$ 16
Interconexin Elctrica S.A. ESP | Ruta Costera
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	100.00%
Assets	$ 2,610
Liabilities	2,349
Equity	261
Profit (loss)	$ 23
Interconexin Elctrica S.A. ESP | Ruta De La Araucania
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 240
Liabilities	40
Equity	200
Profit (loss)	$ 19
Interconexin Elctrica S.A. ESP | Ruta De Los Rios
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	75.00%
Assets	$ 62
Liabilities	16
Equity	46
Profit (loss)	$ 6
Interconexin Elctrica S.A. ESP | Ruta del Bosque
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 2
Equity	$ 2
Interconexin Elctrica S.A. ESP | Ruta del Loa
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 1,516
Liabilities	1,155
Equity	361
Profit (loss)	$ 26
Interconexin Elctrica S.A. ESP | Ruta del Maipo
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 6,303
Liabilities	3,921
Equity	2,382
Profit (loss)	$ 200
Interconexin Elctrica S.A. ESP | Ruta del Este Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	USD
Geographic area of operations, subsidiary	Panama
Ownership interest, subsidiary	100.00%
Assets	$ 929
Liabilities	539
Equity	390
Profit (loss)	$ 45
Interconexin Elctrica S.A. ESP | Sistemas Inteligentes en Red
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Other businesses
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	99.77%
Assets	$ 21
Liabilities	12
Equity	9
Profit (loss)	$ (9)
Interconexin Elctrica S.A. ESP | XM
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	COP
Geographic area of operations, subsidiary	Colombia
Ownership interest, subsidiary	99.73%
Assets	$ 358
Liabilities	317
Equity	41
Profit (loss)	$ (4)
Interconexin Elctrica S.A. ESP | INTERCONEXIONES DEL NORTE S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	USD
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 454
Liabilities	215
Equity	239
Profit (loss)	$ 9
Interconexin Elctrica S.A. ESP | Ruta ORBITAL SUR Sociedad Concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 238
Liabilities	12
Equity	226
Profit (loss)	$ 22
Interconexin Elctrica S.A. ESP | Interconexiones Electricas Qoyllur SpA
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Electric power
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Interconexin Elctrica S.A. ESP | Ruta de los Lagos Sociedad concesionaria S.A.
Exhibit 2 - Consolidated subsidiaries, associates, and joint ventures in Interconexion Electrica SA ESP
Activity	Roads
Functional Currency	CLP
Geographic area of operations, subsidiary	Chile
Ownership interest, subsidiary	100.00%
Assets	$ 62
Equity	$ 62